Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (5,480)	$ (751)	¥ (5,480)	¥ (5,480)
Reductions for tax positions of prior years	0	0	0	0
Balance at end of the year	¥ (5,480)	$ (751)	¥ (5,480)	¥ (5,480)